Short-Term Borrowings - Summary of Average Balances and Cost of Funds of Short Term Borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Average Balances And Cost Of Funds Of Short Term Borrowings [Line Items]
Average Balances	$ 135,282	$ 192,017
Cost of Funds	0.30%	0.45%
Securities sold under agreements to repurchase [Member]
Average Balances And Cost Of Funds Of Short Term Borrowings [Line Items]
Average Balances	$ 129,207	$ 181,699
Cost of Funds	0.30%	0.46%
Federal funds purchased [Member]
Average Balances And Cost Of Funds Of Short Term Borrowings [Line Items]
Average Balances	$ 19	$ 919
Cost of Funds	0.72%	0.44%
Federal Home Loan Bank short-term advance [Member]
Average Balances And Cost Of Funds Of Short Term Borrowings [Line Items]
Average Balances	$ 6,056	$ 9,399
Cost of Funds	0.14%	0.15%